UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-10127
FORTRESS BROOKDALE INVESTMENT FUND LLC
(Exact name of Registrant as specified in charter)

1345 Avenue of The Americas, 46th Floor, New York, NY	10105

(Address of principal executive offices)	(Zip code)
Skadden, Arps, Slate, Meagher & Flom LLP, 4 Times Square, New York, NY 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: (212) 798-6100
Date of fiscal year end: December 31
Date of reporting period: September 30, 2007

Item 1. Schedule of Investments (Unaudited).
The Registrant’s Schedule of Investments as of September 30, 2007 is as follows:

			Dividends,
			Interest and
Investment	Description of Securities	Cost (a) (000s)	Realized Gains (000s)	Fair Value (000s)
Brookdale Senior Living Inc. (“BKD”)	826,292 common shares (b)	$3,275	$1,198	$32,895

(a)	The United States Federal income tax basis of Fortress Brookdale Investment Fund LLC’s investment at the end of the period was approximately $0.0 million and, accordingly, unrealized appreciation for United States Federal income tax purposes was approximately $32.9 million.

(b)	Acquired in 2006.

Item 2. Controls and Procedures.
(a)	The Registrant’s Chief Executive Officer and Chief Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	There have not been changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s most recent fiscal quarter of the period to which this report relates that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
(A)(1) Certification of Chief Executive Officer.
(A)(2) Certification of Chief Financial Officer.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Fortress Brookdale Investment Fund LLC

By:	/s/ Jeffrey Rosenthal
Name:	Jeffrey Rosenthal
Title:	Chief Financial Officer
Date:	November 28, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Wesley R. Edens
Name:	Wesley R. Edens
Title:	Chief Executive Officer
Date:	November 28, 2007

By:	/s/ Jeffrey Rosenthal
Name:	Jeffrey Rosenthal
Title:	Chief Financial Officer
Date:	November 28, 2007